Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Cash Flow Information Relating to Operating Leases	Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2021	2020
Cash payments for operating leases	$14,067	$856
Right-of-use assets obtained in exchange for operating lease liabilities	50,611	71,824

Schedule of Future Lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2021 were as follows:

2022	$19,059
2023	19,307
2024	17,341
2025	17,626
2026	89,811
Thereafter	89,811
Total future lease payments	252,955
Less: Imputed interest	130,105
Total lease liability balance	$122,850